Loans, allowance for loan losses and credit quality (Details 4) (CHF) In Millions, unless otherwise specified	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Jun. 30, 2012
Gross impaired loans by category
Total non-performing and non-interest-earning loans	1,209	1,253	1,172	1,219
Restructured loans	20	20	30	36
Potential problem loans	444	508	527	519
Total other impaired loans	464	528	557	555
Gross impaired loans	1,673	1,781	1,729	1,774
Non-interest-earning loans	305	324	313	298
Non-performing loans	904	929	859	921
Corporate and institutional
Gross impaired loans by category
Total non-performing and non-interest-earning loans	648		585
Restructured loans	20		30
Potential problem loans	398		453
Total other impaired loans	418		483
Gross impaired loans	1,066		1,068
Non-interest-earning loans	209		213
Non-performing loans	439		372
Real estate.
Gross impaired loans by category
Total non-performing and non-interest-earning loans	90		51
Restructured loans	0		0
Potential problem loans	11		15
Total other impaired loans	11		15
Gross impaired loans	101		66
Non-interest-earning loans	7		5
Non-performing loans	83		46
Commercial and industrial loans
Gross impaired loans by category
Total non-performing and non-interest-earning loans	425		438
Restructured loans	20		30
Potential problem loans	386		373
Total other impaired loans	406		403
Gross impaired loans	831		841
Non-interest-earning loans	166		170
Non-performing loans	259		268
Financial institutions
Gross impaired loans by category
Total non-performing and non-interest-earning loans	133		96
Restructured loans	0		0
Potential problem loans	1		65
Total other impaired loans	1		65
Gross impaired loans	134		161
Non-interest-earning loans	36		38
Non-performing loans	97		58
Consumer
Gross impaired loans by category
Total non-performing and non-interest-earning loans	561		587
Restructured loans	0		0
Potential problem loans	46		74
Total other impaired loans	46		74
Gross impaired loans	607		661
Non-interest-earning loans	96		100
Non-performing loans	465		487
Mortgages
Gross impaired loans by category
Total non-performing and non-interest-earning loans	190		170
Restructured loans	0		0
Potential problem loans	44		69
Total other impaired loans	44		69
Gross impaired loans	234		239
Non-interest-earning loans	13		16
Non-performing loans	177		154
Loans collateralized by securities
Gross impaired loans by category
Total non-performing and non-interest-earning loans	97		92
Restructured loans	0		0
Potential problem loans	1		3
Total other impaired loans	1		3
Gross impaired loans	98		95
Non-interest-earning loans	76		74
Non-performing loans	21		18
Consumer finance
Gross impaired loans by category
Total non-performing and non-interest-earning loans	274		325
Restructured loans	0		0
Potential problem loans	1		2
Total other impaired loans	1		2
Gross impaired loans	275		327
Non-interest-earning loans	7		10
Non-performing loans	267		315